ISSUANCE OF DEBT SECURITIES - Banco Supervielle S.A. (Details)	Dec. 31, 2021 USD ($)
Banco Supervielle S.A. | Global Program for Issuance of Negotiable Obligations [member]
ISSUANCE OF DEBT SECURITIES
Maximum amount can be issued	$ 2,300,000,000